INCOME TAXES - Deferred Tax Assets (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Property, plant and equipment	$ 59,896	$ 60,665
Tax loss carryforwards and other credits	383,600	429,651
Capital loss carryforwards and other capital items	154,532	188,409
Asset retirement obligation	33,569	33,935
Other assets	12,219	14,099
Deferred income tax asset before valuation allowance	643,816	726,759
Valuation allowance	(169,129)	(191,167)
Deferred income tax assets, net	474,687	535,592
Deferred income tax liabilities
Property, plant and equipment	(100,328)	(46,284)
Derivative financial instruments	(1,857)	(24,184)
Total deferred income tax liabilities	(102,185)	(70,468)
Total deferred income tax asset	$ 372,502	$ 465,124